Income (Loss) Per Share	12 Months Ended
Dec. 31, 2025
Income (Loss) Per Share [Abstract]
INCOME (LOSS) PER SHARE

NOTE 17: INCOME (LOSS) PER SHARE

Earnings (loss) per share, basic and diluted

The net income (loss) and weighted average number of common shares used in the calculation of basic income (loss) per share are as follows:

	Year ended December 31
	2025	2024	2023
Net income (loss) from continuing operations used in the calculation of earnings (loss) per share, diluted	$(51,223)	$19,647	$(12,055)
Net income (loss) from discontinued operation used in the calculation of earnings (loss) per share, diluted	$(34)	$1,250	$290
Weighted average number of Ordinary Shares for the purposes of earnings (loss) per share, basic and diluted	47,635,875	47,635,875	47,635,875